Share-based payments transactions - Share Options (Details) - Global Blue Management Incentive Plan € in Thousands, shares in Thousands, share in Thousands				12 Months Ended
	Feb. 22, 2024 EUR (€) brand $ / shares shares	Oct. 23, 2020 tranche_option vesting_period tranche exercise_price $ / shares shares	Jun. 25, 2019 share $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 EUR (€) share	Mar. 31, 2023 share $ / shares	Mar. 31, 2022 share $ / shares	Mar. 04, 2024 $ / shares	Sep. 14, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share					0	0	0
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)				$ 0		$ 0	$ 0
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share			500
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)			$ 10.59
Exercise price of outstanding share options (in USD per share)			10.59
SOP 2019 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted (in USD per share)			4.64
Share (in USD per share)			$ 10.59
Expected volatility, share options granted (in percentage)			29.00%
Risk free interest rate (in percentage)			4.70%
Fair value at grant date (in USD per share)			$ 0.02
SOP 2019 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted (in USD per share)			4.64
Share (in USD per share)			$ 10.59
Expected volatility, share options granted (in percentage)			30.00%
Risk free interest rate (in percentage)			4.70%
Fair value at grant date (in USD per share)			$ 0.03
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		7,970
Number of vesting period | vesting_period		4
Percentage of reduction of share options		27.60%
Number of tranches of options | tranche		4
Number of options per tranche | tranche_option		4
Number of exercice price per tranche of options | exercise_price		4
SOP 2020 | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		2,589
Exercise price of outstanding share options (in USD per share)		$ 8.50
SOP 2020 | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		2,192
Exercise price of outstanding share options (in USD per share)		$ 10.50
SOP 2020 | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		1,793
Exercise price of outstanding share options (in USD per share)		$ 12.50
SOP 2020 | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		1,396
Exercise price of outstanding share options (in USD per share)		$ 14.50
SOP 2020 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		2,989
Weighted average share price, share options granted (in USD per share)		$ 4.64
Expected volatility, share options granted (in percentage)		28.00%
Risk free interest rate (in percentage)		4.90%
SOP 2020 | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		971
Share (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		$ 0.04
SOP 2020 | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		822
Share (in USD per share)		$ 10.50
Fair value at grant date (in USD per share)		$ 0.01
SOP 2020 | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		673
Share (in USD per share)		$ 12.50
Fair value at grant date (in USD per share)		$ 0.00
SOP 2020 | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		523
Share (in USD per share)		$ 14.50
Fair value at grant date (in USD per share)		0.00
SOP 2020 | Vesting tranche one | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		6.42
Fair value at grant date (in USD per share)		0.21
SOP 2020 | Vesting tranche one | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		8.42
Fair value at grant date (in USD per share)		0.05
SOP 2020 | Vesting tranche one | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		10.42
Fair value at grant date (in USD per share)		0.01
SOP 2020 | Vesting tranche one | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		12.42
Fair value at grant date (in USD per share)		$ 0.00
SOP 2020 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		997
Weighted average share price, share options granted (in USD per share)		$ 4.64
Expected volatility, share options granted (in percentage)		28.00%
Risk free interest rate (in percentage)		4.90%
SOP 2020 | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		324
Share (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		$ 0.04
SOP 2020 | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		274
Share (in USD per share)		$ 10.50
Fair value at grant date (in USD per share)		$ 0.01
SOP 2020 | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		224
Share (in USD per share)		$ 12.50
Fair value at grant date (in USD per share)		$ 0.00
SOP 2020 | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		175
Share (in USD per share)		$ 14.50
Fair value at grant date (in USD per share)		0.00
SOP 2020 | Vesting tranche two | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		6.42
Fair value at grant date (in USD per share)		0.21
SOP 2020 | Vesting tranche two | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		8.42
Fair value at grant date (in USD per share)		0.05
SOP 2020 | Vesting tranche two | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		10.42
Fair value at grant date (in USD per share)		0.01
SOP 2020 | Vesting tranche two | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		12.42
Fair value at grant date (in USD per share)		$ 0.00
SOP 2020 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		1,992
Weighted average share price, share options granted (in USD per share)		$ 4.64
Expected volatility, share options granted (in percentage)		28.00%
Risk free interest rate (in percentage)		4.90%
SOP 2020 | Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		647
Share (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		$ 0.04
SOP 2020 | Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		548
Share (in USD per share)		$ 10.50
Fair value at grant date (in USD per share)		$ 0.01
SOP 2020 | Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		448
Share (in USD per share)		$ 12.50
Fair value at grant date (in USD per share)		$ 0.00
SOP 2020 | Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		349
Share (in USD per share)		$ 14.50
Fair value at grant date (in USD per share)		0.00
SOP 2020 | Vesting tranche three | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		6.42
Fair value at grant date (in USD per share)		0.21
SOP 2020 | Vesting tranche three | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		8.42
Fair value at grant date (in USD per share)		0.05
SOP 2020 | Vesting tranche three | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		10.42
Fair value at grant date (in USD per share)		0.01
SOP 2020 | Vesting tranche three | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		12.42
Fair value at grant date (in USD per share)		$ 0.00
SOP 2020 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		1,992
Weighted average share price, share options granted (in USD per share)		$ 4.64
Expected volatility, share options granted (in percentage)		29.00%
Risk free interest rate (in percentage)		4.80%
SOP 2020 | Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		647
Share (in USD per share)		$ 8.50
Fair value at grant date (in USD per share)		$ 0.07
SOP 2020 | Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		548
Share (in USD per share)		$ 10.50
Fair value at grant date (in USD per share)		$ 0.02
SOP 2020 | Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		448
Share (in USD per share)		$ 12.50
Fair value at grant date (in USD per share)		$ 0.00
SOP 2020 | Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		349
Share (in USD per share)		$ 14.50
Fair value at grant date (in USD per share)		0.00
SOP 2020 | Vesting tranche four | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		6.42
Fair value at grant date (in USD per share)		0.27
SOP 2020 | Vesting tranche four | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		8.42
Fair value at grant date (in USD per share)		0.07
SOP 2020 | Vesting tranche four | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		10.42
Fair value at grant date (in USD per share)		0.02
SOP 2020 | Vesting tranche four | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)		12.42
Fair value at grant date (in USD per share)		0.00
SOP 2020 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	5,584
Incremental fair value granted, modified share-based payment arrangements | €					€ 1,700
Percentage of reduction of share options	29.40%
Number of tranches of options | brand	4
Incremental fair value granted modified share based payment arrangements recognized as expense | €					1,300
Incremental fair value granted modified share based payment arrangements expected to be recognized as expense | €					€ 400
SOP 2020 MOD | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	1,842
Exercise price of outstanding share options (in USD per share)	$ 6.00							$ 6.00
SOP 2020 MOD | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	1,535
Exercise price of outstanding share options (in USD per share)	$ 7.50							7.50
SOP 2020 MOD | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	1,245
Exercise price of outstanding share options (in USD per share)	$ 9.00							9.00
SOP 2020 MOD | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	962
Exercise price of outstanding share options (in USD per share)	$ 10.50							$ 10.50
SOP 2020 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	2,173
Weighted average share price, share options granted (in USD per share)	$ 4.64
Expected volatility, share options granted (in percentage)	32.00%
Risk free interest rate (in percentage)	4.50%
SOP 2020 MOD | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	716
Share (in USD per share)	$ 6.00
Fair value at grant date (in USD per share)	$ 0.63
SOP 2020 MOD | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	597
Share (in USD per share)	$ 7.50
Fair value at grant date (in USD per share)	$ 0.33
SOP 2020 MOD | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	485
Share (in USD per share)	$ 9.00
Fair value at grant date (in USD per share)	$ 0.18
SOP 2020 MOD | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	375
Share (in USD per share)	$ 10.50
Fair value at grant date (in USD per share)	$ 0.10
SOP 2020 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	683
Weighted average share price, share options granted (in USD per share)	$ 4.64
Expected volatility, share options granted (in percentage)	32.00%
Risk free interest rate (in percentage)	4.50%
SOP 2020 MOD | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	225
Share (in USD per share)	$ 6.00
Fair value at grant date (in USD per share)	$ 0.63
SOP 2020 MOD | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	188
Share (in USD per share)	$ 7.50
Fair value at grant date (in USD per share)	$ 0.33
SOP 2020 MOD | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	152
Share (in USD per share)	$ 9.00
Fair value at grant date (in USD per share)	$ 0.18
SOP 2020 MOD | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	118
Share (in USD per share)	$ 10.50
Fair value at grant date (in USD per share)	$ 0.10
SOP 2020 MOD | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	1,365
Weighted average share price, share options granted (in USD per share)	$ 4.64
Expected volatility, share options granted (in percentage)	32.00%
Risk free interest rate (in percentage)	4.50%
SOP 2020 MOD | Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	450
Share (in USD per share)	$ 6.00
Fair value at grant date (in USD per share)	$ 0.63
SOP 2020 MOD | Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	375
Share (in USD per share)	$ 7.50
Fair value at grant date (in USD per share)	$ 0.33
SOP 2020 MOD | Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	304
Share (in USD per share)	$ 9.00
Fair value at grant date (in USD per share)	$ 0.18
SOP 2020 MOD | Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	235
Share (in USD per share)	$ 10.50
Fair value at grant date (in USD per share)	$ 0.10
SOP 2020 MOD | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	1,363
Weighted average share price, share options granted (in USD per share)	$ 4.64
Expected volatility, share options granted (in percentage)	31.00%
Risk free interest rate (in percentage)	4.40%
SOP 2020 MOD | Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	450
Share (in USD per share)	$ 6.00
Fair value at grant date (in USD per share)	$ 0.77
SOP 2020 MOD | Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	375
Share (in USD per share)	$ 7.50
Fair value at grant date (in USD per share)	$ 0.45
SOP 2020 MOD | Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	304
Share (in USD per share)	$ 9.00
Fair value at grant date (in USD per share)	$ 0.27
SOP 2020 MOD | Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	235
Share (in USD per share)	$ 10.50
Fair value at grant date (in USD per share)	$ 0.16
Stock Options 2020 CEO MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									2,749
Stock Options 2020 CEO MOD | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									893
Exercise price of outstanding share options (in USD per share)		8.50							$ 6.42
Stock Options 2020 CEO MOD | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									757
Exercise price of outstanding share options (in USD per share)		10.50							$ 8.42
Stock Options 2020 CEO MOD | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									619
Exercise price of outstanding share options (in USD per share)		12.50							$ 10.42
Stock Options 2020 CEO MOD | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									480
Exercise price of outstanding share options (in USD per share)		$ 14.50							$ 12.42
Stock Options 2020 CEO MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									1,031
Stock Options 2020 CEO MOD | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									335
Stock Options 2020 CEO MOD | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									284
Stock Options 2020 CEO MOD | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									232
Stock Options 2020 CEO MOD | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									180
Stock Options 2020 CEO MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									344
Stock Options 2020 CEO MOD | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									112
Stock Options 2020 CEO MOD | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									95
Stock Options 2020 CEO MOD | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									77
Stock Options 2020 CEO MOD | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									60
Stock Options 2020 CEO MOD | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									687
Stock Options 2020 CEO MOD | Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									223
Stock Options 2020 CEO MOD | Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									189
Stock Options 2020 CEO MOD | Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									155
Stock Options 2020 CEO MOD | Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									120
Stock Options 2020 CEO MOD | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									687
Stock Options 2020 CEO MOD | Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									223
Stock Options 2020 CEO MOD | Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									189
Stock Options 2020 CEO MOD | Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									155
Stock Options 2020 CEO MOD | Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									120
SOP 2019 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | €	300
Percentage of reduction of share options	29.20%
Number of tranches of options | brand	2
Share (in USD per share)	$ 7.50
SOP 2019 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
Weighted average share price, share options granted (in USD per share)	$ 4.64
Share (in USD per share)	$ 7.50
Expected volatility, share options granted (in percentage)	31.00%
Risk free interest rate (in percentage)	4.60%
Fair value at grant date (in USD per share)	$ 0.29
SOP 2019 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
Weighted average share price, share options granted (in USD per share)	$ 4.64
Share (in USD per share)	$ 7.50
Expected volatility, share options granted (in percentage)	31.00%
Risk free interest rate (in percentage)	4.40%
Fair value at grant date (in USD per share)	$ 0.42